Common Stockholders Equity	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Common Stockholders' Equity

NOTE 16 COMMON STOCKHOLDERS' EQUITY

Tax-Deferred Savings Plan

TDS has reserved 45,000 Common Shares and 45,000 Special Common Shares at December 31, 2011, for issuance under the TDS Tax-Deferred Savings Plan, a qualified profit-sharing plan pursuant to Sections 401(a) and 401(k) of the Internal Revenue Code. Participating employees have the option of investing their contributions and TDS' contributions in a TDS Common Share fund, a TDS Special Common Share fund, a U.S. Cellular Common Share fund or certain unaffiliated funds. Following the Share Consolidation Amendment, which became effective on January 24, 2012, TDS has reserved 90,000 Common Shares for issuance under the Tax-Deferred Savings Plan. See Note 21—Subsequent Events for additional information.

Common Stock

As of December 31, 2011, the holders of Common Shares and Special Common Shares were entitled to one vote per share. The holders of Common Shares had full voting rights; the holders of Special Common Shares had limited voting rights. Other than the election of directors, the Special Common Shares had no votes except as otherwise required by law. The holders of Series A Common Shares were entitled to ten votes per share. TDS shareholders approved a Share Consolidation Amendment and a Vote Amendment to the Restated Certificate of Incorporation of TDS effective January 24, 2012. Pursuant to the Share Consolidation Amendment, among other things, each Special Common Share was reclassified into one Common Share and there are no longer any Special Common Shares authorized, issued or outstanding. Pursuant to the Vote Amendment, the voting power of the Series A Common Shares and the Common Shares, are fixed at 56.7% and 43.3%, respectively, of the total voting power in matters other than the election of directors subject to adjustment due to changes in the number of outstanding Series A Common Shares. The Series A Common Shares continue to have ten votes per share in such matters and the vote per share of the Common Shares floats and is determined each time there is a vote on matters other than the election of directors. See Note 21—Subsequent Events for additional information.

As of December 31, 2011, Series A Common Shares were convertible, on a share for share basis, into Common Shares or Special Common Shares. TDS had reserved 6,549,000 Common Shares and 6,730,000 Special Common Shares at December 31, 2011, for possible issuance upon such conversion. Following the Share Consolidation Amendment, which became effective on January 24, 2012, Series A Common Shares are convertible on a share for share basis into Common Shares only and 7,119,000 Common Shares were reserved for possible issuance upon conversion of Series A Common Shares. See Note 21—Subsequent Events for additional information.

The following table summarizes the number of Common, Special Common and Series A Common Shares issued and repurchased.

	Common Shares	Special Common Shares	Common Treasury Shares	Special Common Treasury Shares	Series A Common Shares
(Shares in thousands)
Balance December 31, 2008	57,082	63,442	5,435	9,352	6,461
Repurchase of shares	—	—	1,854	4,520	—
Dividend reinvestment, incentive and compensation plans	—	—	(12)	(155)	31
Balance December 31, 2009	57,082	63,442	7,277	13,717	6,492
Repurchase of shares	—	—	—	2,394	—
Conversion of Series A Common Shares	11	—	—	—	(11)
Dividend reinvestment, incentive and compensation plans	—	—	(79)	(200)	29
Balance December 31, 2010	57,093	63,442	7,198	15,911	6,510
Repurchase of shares	—	—	—	748	—
Dividend reinvestment, incentive and compensation plans	—	—	(86)	(226)	39
Reclassification as a result of Share Consolidation Amendment (1)	68,409	(63,442)	17,053	(16,433)	570
Balance December 31, 2011	125,502	—	24,165	—	7,119

  Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.

Share Repurchase Programs

On November 19, 2009, the Board of Directors of TDS authorized a $250 million stock repurchase program for both TDS Common and Special Common Shares from time to time pursuant to open market purchases, block transactions, private purchases or otherwise, depending on market conditions. This authorization will expire on November 19, 2012.

As a result of the Share Consolidation Amendment that became effective on January 24, 2012, Special Common Shares ceased to be authorized, issued or outstanding. Accordingly, the foregoing share repurchase authorization no longer applies to Special Common Shares, but continues to apply to Common Shares until its expiration date.

On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.

Share repurchases made under these authorizations and prior authorizations, were as follows:

	Number of	Average Cost
Year Ended December 31,	Shares	Per Share	Amount (1)
(Dollars amounts and shares in thousands)
2011
U.S. Cellular Common Shares	1,276	$48.82	$62,294

TDS Common Shares	—	—	—
TDS Special Common Shares	748	28.73	21,500

2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

TDS Common Shares	—	—	—
TDS Special Common Shares	2,394	28.42	68,053

2009
U.S. Cellular Common Shares	887	$37.86	$33,585

TDS Common Shares	1,854	29.71	55,103
TDS Special Common Shares	4,520	26.88	121,497

  Amounts reported in the Consolidated Statement of Cash Flows may differ from these amounts due to repurchases and subsequent cash settlements occurring in different years.

Accumulated Other Comprehensive Loss

The changes in the cumulative balance of Accumulated other comprehensive loss were as follows:

	Year Ended
	December 31,
	2011	2010
(Dollars in thousands)
Equity method investments
Balance, beginning of period	$390	$306
Add (deduct):
Net unrealized gain (loss) on equity investments	138	84
Balance, end of period	$528	$390

Retirement plan
Balance, beginning of period	$(3,598)	$(3,016)
Add (deduct):
Net actuarial gains (losses)	(9,625)	1,180
Amortization of prior service costs	(3,815)	(3,815)
Amortization of actuarial losses	1,934	2,158
	(11,506)	(477)
Deferred income tax benefit (expense)	5,722	(105)
Net change in retirement plan	(5,784)	(582)
Balance, end of period	$(9,382)	$(3,598)

Accumulated other comprehensive income (loss)
Balance, beginning of period	$(3,208)	$(2,710)
Add (deduct):
Net unrealized gain (loss) on equity investments	138	84
Net change in retirement plan	(5,784)	(582)
Balance, end of period	$(8,854)	$(3,208)